AMOUNTS RECEIVABLE - (Disclosure of receivables) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Amounts Receivable [Abstract]
Trade receivables, net of expected credit losses	$ 3,561,765	$ 1,441,601
Sales tax recoverable	0	36,211
Income tax receivable	0	20,000
Total trade and other current receivables	$ 3,561,765	$ 1,497,812